Convertible Notes Payable (Details Textual) - USD ($)		1 Months Ended		12 Months Ended
	Nov. 14, 2013	Mar. 31, 2014	Mar. 26, 2014	Jun. 30, 2015	Jun. 30, 2014	Jan. 31, 2014	Dec. 31, 2013
Debt instrument, convertible, conversion price					$ 1.50
Beneficial conversion feature recorded as a debt discount				$ 0	$ 2,922,938
Amortization of Debt Discount (Premium)				0	3,356,000
Interest Paid				0	15,726
Fair Value Of Warrants				$ 31,777	$ 35,595
Convertible Notes Payable
Debt instrument, interest rate, stated percentage				8.00%
Debt instrument, convertible, conversion price					$ 1.50
Debt conversion, converted instrument, amount					$ 3,032,500
Beneficial conversion feature recorded as a debt discount					$ 653,000
Debt instrument convertible number of common stock					3,111,126
Amortization of Debt Discount (Premium)					$ 653,000
Debt Instrument, Face Amount				$ 60,000	60,000
Convertible Notes Payable | Related Party
Qualified offering common stock	$ 3,000,000
Debt instrument, interest rate, stated percentage	14.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.50
Line of Credit Facility, Current Borrowing Capacity	$ 250,000
Warrants To Options Issued Upon Purchase Of Common Stock	39,117
Notes Payable, Related Parties, Current					234,700
Interest Paid					12,895
Fair Value Of Warrants			$ 76,062
2013 Notes
Qualified financing		$ 2,703,000
Debt instrument, interest rate, stated percentage							8.00%
Marketable securities, equity securities, current, total							$ 3,000,000
Common stock convertible conversion price							$ 1.26
Investment option convertible conversion price							1.26
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 1.89
Debt instrument convertible number of common stock		2,186,838
Convertible Notes Payable						$ 2,703,000	$ 2,703,000
2010 Notes
Debt conversion, converted instrument, amount					1.50
2011 Notes
Debt conversion, converted instrument, amount					1.50
2012 Notes
Debt conversion, converted instrument, amount					$ 1.50